Total Bond Market Index Portfolio Average Annual Total Returns - Portfolio [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.21%	(0.37%)	2.05%
Total Bond Market Index Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	6.94%	(0.51%)	1.90%